Equity and Divestitures - Schedule of Distribution Shareholders’ Capital (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	100.00%	100.00%
Common Shares	34,553,071	31,617,370
Subscribed and Paid- In Share Capital	R$ 283,408	R$ 260,685
Former Nuvini Stockholders (Nuvini Holdings Limited) [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	63.51%	75.96%
Common Shares	21,943,823	24,016,662
Public Stockholders [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	17.28%	0.30%
Common Shares	5,972,774	95,708
Mercato Founders [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation	19.21%	18.19%
Common Shares	6,636,474	5,750,000
Maxim [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation		1.50%
Common Shares		475,000
PIPE Investors [Member]
Schedule of Adjusted Stock Split in Line with Capital [Line Items]
% Participation		4.05%
Common Shares		1,280,000